PRESENTATION OF THE FINANCIAL STATEMENTS (Details Narrative)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 14, 2020 USD ($)	Feb. 28, 2021 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) integer $ / shares	Jun. 30, 2019 USD ($) integer $ / shares	Jun. 30, 2018 USD ($)	Jun. 29, 2018 USD ($) shares	Jul. 14, 2017 USD ($) shares
Acquisation purchase price, cash											$ 3,333,334	$ 5,000,000
Acquisation purchase price, shares | shares											25,000,000	2,046,667
Proceeds from debt								$ 1,400,000
Advertising expenses								12,000	$ 52,000
Reduction in revenue						$ 8,300,000		16,200,000
Cash and cash equivalents				$ 1,426,000	$ 959,000	1,426,000	$ 959,000	1,706,000	1,589,000	$ 2,096,000
Total current assets				4,815,000		4,815,000		2,691,000	6,090,000
Total current liabilities				21,223,000		21,223,000		16,455,000	12,443,000
Proceeds from initial public offering								21,900,000
Project revenues, net				3,854,000	3,620,000	12,437,000	20,759,000	24,613,000	40,791,000
Uninsured cash				$ 365,000	$ 401,000	365,000	401,000	$ 822,000	$ 1,241,000
Closing rate US$: GBP | $ / shares				$ 1.378900	$ 1.241200			$ 1.238900	$ 1.268980
Average rate US$: GBP | $ / shares				$ 1.342278	$ 1.268544			$ 1.262367	$ 1.294241
Deferred rent								$ 842,000	$ 323,000
Right-of-use asset and offsetting lease liability								8,300,000
Goodwill impairment expense				$ 0	$ 1,387,000	0	1,387,000	1,985,000	3,082,000
Accumulated deficit				(180,115,000)		(180,115,000)		(170,892,000)	(156,445,000)
Allowance for doubtful accounts				$ 579,000	$ 518,000	579,000	$ 518,000	781,000	385,000
Impairment of intangibles								(1,867,000)	$ 0
Net loss						$ (9,223,000)		(14,400,000)
Economic Injury Disaster Loan [Member] | April 1, 2020 [Member]
Salary reduction percentage						25.00%
Total saving per month						$ 112,000
Payroll Protection Program[Member]
Proceeds from SBA loan	$ 500,000	$ 1,700,000	$ 1,700,000					500,000
Deferred income liabiity								$ 1,704,000
Revenue [Member]
Concentration Risk Percentage								45.10%	44.90%
Number of customer | integer								6	6
Receivable [Member]
Concentration Risk Percentage								35.60%	37.60%
Number of customer | integer								3	3